Annual Total Returns		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Steward Covered Call Income Fund | Institutional Class
Prospectus [Line Items]
Annual Return [Percent]	[1]	13.26%	16.97%	19.38%	(12.24%)	21.80%	6.99%	20.75%	(3.48%)
Steward Equity Market Neutral Fund | Institutional Class
Prospectus [Line Items]
Annual Return [Percent]	[2]	1.83%	4.13%	0.75%	11.23%
Steward Global Equity Income Fund | Institutional Class
Prospectus [Line Items]
Annual Return [Percent]		21.78%	9.35%	15.59%	(11.21%)	19.63%	8.53%	24.72%	(7.63%)	22.30%	14.02%
Steward Large Cap Core Fund | Institutional Class
Prospectus [Line Items]
Annual Return [Percent]	[3]	10.88%	23.22%	24.00%	(18.02%)
Steward Large Cap Growth Fund | Institutional Class
Prospectus [Line Items]
Annual Return [Percent]	[4]	10.10%	30.88%	35.64%	(24.92%)
Steward Large Cap Value Fund | Institutional Class
Prospectus [Line Items]
Annual Return [Percent]	[5]	13.50%	21.20%	13.29%	(8.83%)
Steward Select Bond Fund | Institutional Class
Prospectus [Line Items]
Annual Return [Percent]		7.14%	1.50%	5.54%	(11.55%)	(2.00%)	4.98%	6.97%	(0.12%)	2.23%	1.99%
Steward Values Enhanced International Fund | Institutional Class
Prospectus [Line Items]
Annual Return [Percent]		33.51%	8.62%	17.51%	(11.59%)	10.85%	4.84%	18.96%	(13.15%)	23.32%	8.61%
Steward Values Enhanced Large Cap Fund | Class A
Prospectus [Line Items]
Annual Return [Percent]		16.84%	23.50%	25.30%	(19.28%)	31.02%	12.74%	29.48%	(6.91%)	21.34%	11.02%
Steward Values Enhanced Small-Mid Cap Fund | Institutional Class
Prospectus [Line Items]
Annual Return [Percent]		5.89%	10.44%	15.98%	(14.56%)	26.51%	10.66%	21.70%	(12.11%)	14.04%	23.50%

[1]	Inception date was December 14, 2017
[2]	Inception date was November 15, 2021
[3]	Inception date was November 15, 2021
[4]	Inception date was November 15, 2021
[5]	Inception date was November 15, 2021